UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill, CFA	Everett, WA	October 27, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		94377 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	307	3584	SHRS		SOLE		3584
Abbott Laboratories	COM	002824100	525	11264	SHRS		SOLE		11264
American Express	COM	025816109	686	13356	SHRS		SOLE		13356
American Intl Group	COM	026874107	1454	26235	SHRS		SOLE		26235
Amgen Inc		COM	031162100	1768	30373	SHRS		SOLE		30373
Bank of America		COM	060505104	1468	33290	SHRS		SOLE		33290
BellSouth Corp		COM	079860102	260	9902	SHRS		SOLE		9902
Berkshire Hathaway B	COM	084670207	2396	839	SHRS		SOLE		839
Boeing Company		COM	097023105	557	9524	SHRS		SOLE		9524
BP PLC			COM	055622104	390	6245	SHRS		SOLE		6245
Canon Inc		COM	138006309	1026	19140	SHRS		SOLE		19140
Cisco Systems		COM	17275r102	961	53743	SHRS		SOLE		53743
CityBank		COM	17770a109	1424	44036	SHRS		SOLE		44036
Coca Cola		COM	191216100	2076	49823	SHRS		SOLE		49823
Comcast			COM	20030n200	975	29154	SHRS		SOLE		29154
ConocoPhillips		COM	20825c104	3378	31327	SHRS		SOLE		31327
Costco Wholesale	COM	22160k105	3097	70095	SHRS		SOLE		70095
Daktronics Inc		COM	234264109	557	25750	SHRS		SOLE		25750
Danaher Inc		COM	235851102	393	7357	SHRS		SOLE		7357
Dell Inc		COM	247025109	1554	40445	SHRS		SOLE		40445
Emerson Electric	COM	291011104	1416	21814	SHRS		SOLE		21814
Encana Corp		COM	292505104	771	10955	SHRS		SOLE		10955
Exxon Mobil		COM	30231g102	3929	65920	SHRS		SOLE		65920
Frontier Financial	COM	35907k105	2141	56494	SHRS		SOLE		56494
Gap Inc			COM	364760108	1166	53385	SHRS		SOLE		53385
General Electric	COM	369604103	2118	58723	SHRS		SOLE		58723
Gillette Co		COM	375766102	945	18720	SHRS		SOLE		18720
GlaxoSmithKline PLC	COM	37733w105	980	21335	SHRS		SOLE		21335
Hewlett-Packard		COM	428236103	1752	79841	SHRS		SOLE		79841
Home Depot		COM	437076102	891	23310	SHRS		SOLE		23310
Horizon Financial	COM	44041f105	2595	138192	SHRS		SOLE		138192
Icos Corp		COM	449295104	617	27490	SHRS		SOLE		27490
Integrated Electric	COM	45811e103	274	99455	SHRS		SOLE		99455
Intel Corp		COM	458140100	2787	119988	SHRS		SOLE		119988
Internap		COM	45885a102	16	27500	SHRS		SOLE		27500
Johnson & Johnson	COM	478160104	2954	43987	SHRS		SOLE		43987
Kimberly Clark		COM	494368103	1004	15271	SHRS		SOLE		15271
Medtronic Inc		COM	585055106	1270	24917	SHRS		SOLE		24917
Microsoft		COM	594918104	5122	211906	SHRS		SOLE		211906
Mylan Labs		COM	628530107	871	49140	SHRS		SOLE		49140
New York Times A	COM	650111107	1364	37295	SHRS		SOLE		37295
Newmont Mining Corp	COM	651639106	1074	27300	SHRS		SOLE		27300
Nokia Corp		COM	654902204	406	26300	SHRS		SOLE		26300
Novo Nordisk AS		COM	670100205	1156	20705	SHRS		SOLE		20705
Paccar			COM	693718108	4483	61935	SHRS		SOLE		61935
Pepsico			COM	713448108	2350	44316	SHRS		SOLE		44316
Pfizer			COM	717081103	2799	106563	SHRS		SOLE		106563
Plum Creek Timber	COM	729251108	995	27866	SHRS		SOLE		27866
Procter & Gamble	COM	742718109	950	17922	SHRS		SOLE		17922
Royal Dutch		COM	780257804	2948	49100	SHRS		SOLE		49100
Safeco Corp		COM	786429100	2701	55447	SHRS		SOLE		55447
SBC Communications	COM	78387g103	552	23317	SHRS		SOLE		23317
Schlumberger Ltd	COM	806857108	1201	17040	SHRS		SOLE		17040
Starbucks Corp		COM	855244109	1864	36075	SHRS		SOLE		36075
Stryker Corp		COM	863667101	1446	32417	SHRS		SOLE		32417
Sungard Data		COM	867363103	1296	37555	SHRS		SOLE		37555
United Parcel Svc	COM	911312106	174	23932	SHRS		SOLE		23932
Verizon Communic	COM	92343v104	214	6026	SHRS		SOLE		6026
Walgreen Company	COM	931422109	3033	68277	SHRS		SOLE		68277
Wal-Mart Stores		COM	931142103	1881	37530	SHRS		SOLE		37530
Washington Federal	COM	938824109	2619	112151	SHRS		SOLE		112151
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